UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

			CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30/08

				Date of reporting period:	12/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2008

                          A TAX-FREE INCOME INVESTMENT

               [LOGO OF NARRANGANSETT INSURED TAX-FREE INCOME FUND:
              RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
                    WAVES AND THREE SEAGULLS FLYING ABOVE IT]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (R)

[LOGO OF NARRANGANSETT INSURED TAX-FREE INCOME FUND:
RECTANGLE WITH PROFILE VIEW OF A SAILBOAT ON TOP OF
WAVES AND THREE SEAGULLS FLYING ABOVE IT]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN 15 YEARS

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                           "PROPER ASSET ALLOCATION -
                          A STRATEGY FOR ALL SEASONS"

                                                                  February, 2009

      The market has definitely been volatile enough recently to cause even the most seasoned investor to ask, "What should I do now?"

      We believe you will be in a better position to weather this, or any, economic storm, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

      As you hopefully already know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

      o investment time horizon (specifically your age and retirement objectives);

      o risk threshold (how much of your investment capital you are willing to lose during a given time frame);

      o financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

      o     goals (the financial goals you and your family want to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

      Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      The way you allocate your investment among stocks, bonds, and cash/cash equivalents will be the principal determinant of your investment results - secondary to your selection of individual securities.

      Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on scary headlines.

      A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

                                   Sincerely,

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2008 (UNAUDITED)

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (38.1%)                           OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  Coventry, Rhode Island
$       550,000   5.000%, 11/01/16 AMBAC Insured .......................     A1/NR/NR     $       577,533
        550,000   5.000%, 11/01/17 AMBAC Insured .......................     A1/NR/NR             575,416
                  Cranston, Rhode Island
        500,000   5.450%, 11/15/11 FGIC Insured (pre-refunded) .........    Baa1/A/BBB+           523,700
      1,000,000   4.250%, 04/01/18 MBIA Insured ........................   Baa1/AA/BBB+         1,005,520
      1,000,000   4.250%, 04/01/19 MBIA Insured ........................   Baa1/AA/BBB+           987,690
      1,000,000   4.300%, 04/01/20 MBIA Insured ........................   Baa1/AA/BBB+           961,780
        250,000   5.000%, 02/15/22 FSA Insured .........................    Aa3/AAA/AAA           254,495
      1,000,000   4.500%, 04/01/23 MBIA Insured ........................   Baa1/AA/BBB+           946,970
        250,000   5.000%, 02/15/24 FSA Insured .........................    Aa3/AAA/AAA           252,003
      2,455,000   4.625%, 07/01/25 FSA Insured .........................    Aa3/AAA/AAA         2,100,817
      1,500,000   4.500%, 04/01/26 MBIA Insured ........................   Baa1/AA/BBB+         1,342,710
                  Cumberland, Rhode Island
        250,000   4.000%, 02/01/14 FGIC Insured ........................     A3/AA/NR             260,773
        250,000   4.000%, 02/01/15 FGIC Insured ........................     A3/AA/NR             257,860
        250,000   4.000%, 02/01/16 FGIC Insured ........................     A3/AA/NR             256,418
        250,000   4.100%, 02/01/17 FGIC Insured ........................     A3/AA/NR             256,977
      1,000,000   4.250%, 08/01/17 FSA Insured .........................    Aa3/AAA/AAA         1,063,470
        250,000   4.150%, 02/01/18 FGIC Insured ........................     A3/AA/NR             255,917
        600,000   4.250%, 08/01/18  FSA Insured ........................    Aa3/AAA/AAA           631,320
      1,255,000   5.000%, 10/01/18 MBIA Insured ........................     A3/AA/NR           1,288,458
      1,040,000   5.200%, 10/01/21 MBIA Insured ........................     A3/AA/NR           1,059,011
                  Lincoln, Rhode Island
      1,000,000   4.500%, 08/01/24 MBIA Insured ........................    Aa3/NR/AA-            986,750
      1,275,000   4.500%, 08/01/25 MBIA Insured ........................    Aa3/NR/AA-          1,230,171
      2,000,000   4.500%, 08/01/26 MBIA Insured ........................    Aa3/NR/AA-          1,913,240
                  New Shoreham, Rhode Island
        245,000   4.000%, 11/15/15 AMBAC Insured .......................    Baa1/A+/NR            252,323
        255,000   4.250%, 11/15/16 AMBAC Insured .......................    Baa1/A+/NR            263,512
        270,000   4.250%, 11/15/17 AMBAC Insured .......................    Baa1/A+/NR            278,618
        910,000   4.800%, 04/15/18 AMBAC Insured .......................    Baa1/A+/NR            945,690
        285,000   4.500%, 11/15/18 AMBAC Insured .......................    Baa1/A+/NR            294,984
      1,105,000   5.000%, 04/15/22 AMBAC Insured .......................    Baa1/A+/NR          1,130,017

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                       OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  Newport, Rhode Island
$     1,000,000   4.500%, 11/01/15 AMBAC Insured .......................     Aa3/NR/NR    $     1,044,440
      1,000,000   4.750%, 11/01/18 AMBAC Insured .......................     Aa3/NR/NR          1,035,750
        800,000   5.000%, 11/01/20 AMBAC Insured .......................     Aa3/NR/NR            825,000
                  North Kingstown, Rhode Island
        500,000   3.750%, 10/01/12 FGIC Insured ........................     Aa3/AA/NR            523,785
        200,000   5.700%, 10/01/18 FGIC Insured (pre-refunded) .........     Aa3/NR/NR            209,088
                  North Providence, Rhode Island
        500,000   4.700%, 09/15/14 FSA Insured .........................    Aa3/AAA/AAA           523,385
        500,000   3.650%, 10/15/14 FSA Insured .........................    Aa3/AAA/AAA           517,045
        500,000   3.750%, 10/15/15 FSA Insured .........................    Aa3/AAA/AAA           510,735
        250,000   4.000%, 10/15/17 FSA Insured .........................    Aa3/AAA/AAA           254,780
                   Pawtucket, Rhode Island
        600,000   4.300%, 09/15/09 AMBAC Insured .......................    A3/NR/BBB+            609,420
        250,000   4.400%, 09/15/10 AMBAC Insured .......................    A3/NR/BBB+            257,812
        910,000   4.000%, 04/15/14 AMBAC Insured .......................    A3/NR/BBB+            935,853
                   Providence, Rhode Island
        700,000   5.500%, 01/15/11 FSA Insured .........................    Aa3/AAA/AAA           700,987
        500,000   5.000%, 07/15/14 FSA Insured .........................    Aa3/AAA/AAA           558,655
      1,000,000   5.000%, 01/15/16 FGIC Insured (pre-refunded) .........      A3/A/A            1,076,320
      1,000,000   5.000%, 01/15/17 FGIC Insured (pre-refunded) .........      A3/A/A            1,076,320
      1,000,000   5.000%, 01/15/18 FGIC Insured (pre-refunded) .........      A3/A/A            1,076,320
                  South Kingstown, Rhode Island
        500,000   5.500%, 06/15/12 FGIC Insured (pre-refunded) .........     Aa2/NR/NR            536,075
                  State of Rhode Island
      4,000,000   5.000%, 08/01/14 Series A FGIC Insured ...............    Aa3/AA/AA-          4,206,480
      2,000,000   5.000%, 08/01/12 Series B MBIA Insured ...............    Aa3/AA/AA-          2,178,980
      1,000,000   5.000%, 06/01/14 Series B FGIC Insured ...............    Aa3/AA/AA-          1,048,370
      2,000,000   5.000%, 08/01/15 Series B FGIC Insured ...............    Aa3/AA/AA-          2,090,080
      1,000,000   5.250%, 11/01/11 Series C MBIA Insured ...............    Aa3/AA/AA-          1,079,490
      3,000,000   5.000%, 09/01/18 Series C MBIA Insured ...............    Aa3/AA/AA-          3,117,030
      2,000,000   5.000%, 09/01/19 Series C MBIA Insured ...............    Aa3/AA/AA-          2,067,260
      1,500,000   5.000%, 09/01/20 Series C MBIA Insured ...............    Aa3/AA/AA-          1,545,360
      2,000,000   4.500%, 02/01/17 MBIA Insured ........................    Aa3/AA/AA-          2,082,680
      2,000,000   5.250%, 11/01/17 FGIC Insured (pre-refunded) .........    Aa3/AA/AA-          2,237,820

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                       OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  State of Rhode Island Capital Development Loan
$     1,000,000   5.500%, 09/01/16 Series 1999 A FGIC Insured ..........     Aa3/AA/AA    $     1,040,140
                  Warwick, Rhode Island
        250,000   4.000%, 07/15/11 AMBAC Insured .......................     A1/AA-/NR            261,243
        250,000   4.125%, 07/15/13 AMBAC Insured .......................     A1/AA-/NR            260,958
      1,000,000   4.000%, 08/01/16 FSA Insured  Series 2008 ............    Aa3/AAA/AAA         1,058,900
      1,015,000   4.000%, 08/01/17 FSA Insured  Series 2008 ............    Aa3/AAA/AAA         1,060,695
        665,000   4.250%, 07/15/14 AMBAC Insured .......................     A1/AA-/NR            691,926
        700,000   4.375%, 07/15/15 AMBAC Insured .......................     A1/AA-/NR            722,960
        770,000   4.600%, 07/15/17 AMBAC Insured .......................     A1/AA-/NR            792,446
        905,000   4.250%, 01/15/18 Syncora Guarantee Inc. Insured ......     A1/AA-/NR            909,905
        810,000   4.700%, 07/15/18 AMBAC Insured .......................     A1/AA-/NR            830,072
      1,000,000   5.000%, 01/15/19 FGIC Insured ........................     A1/AA/NR           1,027,500
        855,000   4.750%, 07/15/19 AMBAC Insured .......................     A1/AA-/NR            870,253
        500,000   5.000%, 01/15/20 FGIC Insured ........................     A1/AA/NR             511,790
                  West Warwick, Rhode Island
        500,000   4.875%, 03/01/16 AMBAC Insured .......................     A3/NR/BBB            518,515
        670,000   5.000%, 03/01/17 AMBAC Insured .......................     A3/NR/BBB            696,472
        700,000   5.050%, 03/01/18 AMBAC Insured .......................     A3/NR/BBB            725,312
        735,000   5.100%, 03/01/19 AMBAC Insured .......................     A3/NR/BBB            757,587
                  Westerly, Rhode Island
        900,000   4.000%, 07/01/17 MBIA Insured ........................     Aa3/AA/NR            929,403
        900,000   4.000%, 07/01/18 MBIA Insured ........................     Aa3/AA/NR            913,977
                  Woonsocket, Rhode Island
        655,000   4.450%, 12/15/12 FGIC Insured ........................    Baa1/NR/A-            671,958
        685,000   4.550%, 12/15/13 FGIC Insured ........................    Baa1/NR/A-            702,132
                                                                                          ---------------
                  Total General Obligation Bonds .......................                       72,033,607
                                                                                          ---------------

                  REVENUE BONDS (58.2%)
                  ------------------------------------------------------
                  DEVELOPMENT REVENUE BONDS (10.9%)
                  Providence, Rhode Island Redevelopment Agency
      1,925,000   5.200%, 04/01/11 Series A 1999 AMBAC Insured
                     (pre-refunded) ....................................    Baa1/NR/NR          2,038,613
        500,000   5.300%, 04/01/12 AMBAC Insured 1999 Series A
                     (pre-refunded) ....................................    Baa1/NR/NR            530,125
      2,000,000   4.750%, 04/01/22 AMBAC Insured Series A ..............     Baa1/A/NR          1,990,140

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  DEVELOPMENT REVENUE BONDS (CONTINUED)
                  Rhode Island Convention Center Authority
                     Revenue Refunding
$     1,350,000   5.000%, 05/15/10 MBIA Insured Series 1993 B ..........    Baa1/AA/NR    $     1,396,778
                  Rhode Island Public Building Authority State
                     Public Projects
      1,000,000   5.250%, 02/01/09 AMBAC Insured Series 1998 A               A1/AA-/A+          1,002,300
                  Rhode Island State Economic Development Corp.,
                     Airport Revenue
        540,000   4.625%, 07/01/26 Assured Guaranty Insured
                     Series B ..........................................    Aa2/AAA/AAA           457,785
      1,000,000   5.000%, 07/01/18 Assured Guaranty Insured
                     Series C ..........................................    Aa2/AAA/AAA         1,012,050
      1,670,000   5.000%, 07/01/13 MBIA Insured Series C ...............      A2/AA/A           1,743,530
      1,500,000   5.000%, 07/01/22 MBIA Insured Series C ...............      A2/AA/A           1,390,785
                  Rhode Island State Economic Development Corp.,
                     Motor Fuel Tax Revenue (Rhode Island
                     Department of Transportation)
        500,000   3.750%, 06/15/13 AMBAC Insured Series 2003 A .........      A2/A+/A             496,555
      1,000,000   4.000%, 06/15/15 Series A AMBAC Insured ..............      A2/A+/A             988,240
      2,385,000   4.700%, 06/15/23 Series 2003A AMBAC Insured ..........      A2/A+/A           2,401,075
      1,000,000   4.000%, 06/15/18 Series 2006A AMBAC Insured ..........      A2/A+/A             995,310
                  Rhode Island State Economic Development Corp.,
                     (Rhode Island Airport Corp. Intermodal Facility
                     Project)
      1,000,000   4.250%, 07/01/17 CIFG Assurance North America,
                     Inc. Insured ......................................   Baa1/BBB+/NR           939,870
                  Rhode Island State Economic Development Corp.,
                     University of Rhode Island
        750,000   4.800%, 11/01/11 Series 1999 FSA Insured .............    Aa3/NR/AAA            772,095
        750,000   4.900%, 11/01/12 Series 1999 FSA Insured .............    Aa3/NR/AAA            771,705
        750,000   4.900%, 11/01/13 Series 1999 FSA Insured .............    Aa3/NR/AAA            770,842
        750,000   5.000%, 11/01/14 Series 1999 FSA Insured .............    Aa3/NR/AAA            771,007
                                                                                          ---------------
                  Total Development Revenue Bonds ......................                       20,468,805
                                                                                          ---------------

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  HIGHER EDUCATION REVENUE BONDS (32.4%)
                  Providence, Rhode Island Public Building Authority,
                     School Projects
$       500,000   5.500%, 12/15/14 Series 1996 B MBIA Insured ..........    Baa1/AA/NR    $       500,655
        500,000   5.500%, 12/15/15 Series 1996 B MBIA Insured ..........    Baa1/AA/NR            500,650
      1,000,000   5.250%, 12/15/14 Series 1998 A FSA Insured ...........    Aa3/AAA/AAA         1,035,030
        685,000   5.000%, 12/15/18 Series 1998 A FSA Insured ...........    Aa3/AAA/AAA           699,070
        500,000   5.000%, 12/15/09 Series 1999 A AMBAC Insured .........     Baa1/A/NR            508,880
        500,000   5.125%, 12/15/14 Series 1999 A AMBAC Insured .........     Baa1/A/NR            524,700
        250,000   5.250%, 12/15/15 Series 1999 A AMBAC Insured .........     Baa1/A/NR            262,227
      1,395,000   4.000%, 12/15/12 Series 2003 A MBIA Insured ..........    Baa1/AA/NR          1,387,439
      1,450,000   4.000%, 12/15/13 Series 2003 A MBIA Insured ..........    Baa1/AA/NR          1,421,435
      1,505,000   4.000%, 12/15/14 Series 2003 A MBIA Insured ..........    Baa1/AA/NR          1,455,997
      1,570,000   4.000%, 12/15/15 Series 2003 A MBIA Insured ..........    Baa1/AA/NR          1,494,326
      1,630,000   4.000%, 12/15/16 Series 2003 A MBIA Insured ..........    Baa1/AA/NR          1,523,088
                  Providence, Rhode Island Public Building Authority
        150,000   5.500%, 12/15/13 MBIA Insured 2006 Series B ..........    Baa1/AA/NR            150,197
                  Providence, Rhode Island Public Building School
                     & Public Facilities Project
      1,500,000   5.250%, 12/15/17  Series A AMBAC Insured .............     Baa1/A/NR          1,566,855
      1,000,000   5.250%, 12/15/19  Series 1999 A AMBAC Insured ........     Baa1/A/NR          1,040,070
                  Rhode Island Economic Development Corp. Rhode
                     Island Department of Transportation
        395,000   5.000%, 06/15/10 FGIC Insured Series 2006 A ..........    Aa3/AA/AA-            407,585
                  Rhode Island Health & Educational Building Corp.
                     Hospital Finance, Lifespan Obligation Group
      1,900,000   5.250%, 05/15/26 MBIA Insured ........................     A3/AA/NR           1,655,622
                  Rhode Island Health & Education Building Corp.,
                     Brown University
      2,000,000   5.250%, 09/01/17 Series 1993 MBIA Insured ............    Aa1/AA+/NR          2,088,360
                  Rhode Island Health & Education Building Corp.,
                      Bryant College
      1,000,000   5.125%, 06/01/19 AMBAC Insured .......................      A2/A/NR           1,029,010
        230,000   5.000%, 12/01/21 AMBAC Insured .......................      A2/A/NR             232,900

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Building Corp.,
                      Higher Educational Facilities
$     1,010,000   3.625%, 09/15/14 Series 2003 B MBIA Insured ..........    Baa1/AA/NR    $     1,008,162
      1,050,000   4.000%, 09/15/15 Series 2003 B MBIA Insured ..........    Baa1/AA/NR          1,056,657
      1,040,000   4.000%, 09/15/16 Series 2003 B MBIA Insured ..........    Baa1/AA/NR          1,035,861
        600,000   3.625%, 09/15/14 Series 2003 C MBIA Insured ..........    Baa1/AA/NR            598,908
        500,000   4.000%, 09/15/15 Series 2003 C MBIA Insured ..........    Baa1/AA/NR            503,170
        500,000   4.000%, 09/15/16 Series 2003 C MBIA Insured ..........    Baa1/AA/NR            498,010
      1,500,000   4.250%, 05/15/21 Series A FSA Insured ................    Aa3/NR/AAA          1,312,830
      1,500,000   4.375%, 05/15/22 Series A FSA Insured ................    Aa3/NR/AAA          1,309,860
                  Rhode Island Health & Education Building Corp.,
                     Johnson & Wales University
        465,000   5.500%, 04/01/15 Series 1999 A MBIA Insured ..........    Baa1/AA/NR            484,358
        900,000   5.500%, 04/01/16 Series 1999 A MBIA Insured ..........    Baa1/AA/NR            930,834
        785,000   5.500%, 04/01/17 Series 1999 A MBIA Insured ..........    Baa1/AA/NR            807,961
      1,360,000   4.000%, 04/01/12 Series 2003 Syncora Guarantee
                     Inc. Insured ......................................     NR/NR/NR*          1,359,932
      3,210,000   4.000%, 04/01/13 Series 2003 Syncora Guarantee
                     Inc. Insured ......................................     NR/NR/NR*          3,182,715
        500,000   5.250%, 04/01/14 Series 2003 Syncora Guarantee
                     Inc. Insured ......................................     NR/NR/NR*            516,030
      2,000,000   4.000%, 04/01/14 Series 2003 Syncora Guarantee
                     Inc. Insured ......................................     NR/NR/NR*          1,948,680
        750,000   5.000%, 04/01/29 MBIA Insured ........................    Baa1/AA/NR            602,475
                  Rhode Island Health & Educational Building Corp.,
                     Higher Education Facility, Providence College
      1,000,000   5.000%, 11/01/24 Syncora Guarantee Inc. Insured
                     Series 2003 A .....................................     A2/NR/NR             916,820
                  Rhode Island Health & Educational Building Corp.,
                     Higher Education Facility, Rhode Island School
                     of Design
        250,000   4.400%, 06/01/15 MBIA Insured ........................     A1/AA/NR             259,825
        585,000   4.600%, 06/01/17 MBIA Insured ........................     A1/AA/NR             604,750
        900,000   5.000%, 08/15/23 Syncora Guarantee Inc. Insured
                     Series D ..........................................     A1/NR/NR             888,030

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Educational Building Corp.,
                     Higher Education Facility, Roger Williams
                     University
$       500,000   5.000%, 11/15/24 AMBAC Insured .......................     Baa1/A/NR    $       467,060
                  Rhode Island Health & Education Building Corp.,
                     Lifespan Obligation
      2,500,000   5.000%, 05/15/20 FSA Insured Series A ................    Aa3/AAA/AAA         2,385,800
                  Rhode Island Health & Education Building Corp.,
                     Public School Financing
      1,000,000   5.000%, 05/15/17 Series 2006 A FSA Insured ...........    Aa3/AAA/AAA         1,089,080
        500,000   5.000%, 05/15/17 FSA Insured 2008 Series A ...........    Aa3/NR/AAA            508,855
        500,000   5.000%, 05/15/20 Series 2007 A FSA Insured ...........    Aa3/NR/AAA            494,850
      1,000,000   4.250%, 05/15/21 Series 2007 B FSA Insured ...........    Aa3/AAA/AAA           870,750
                  Rhode Island Health & Education Building Corp.,
                     Rhode Island School of Design
        505,000   4.700%, 06/01/18 Series 2001 MBIA Insured ............     A1/AA/NR             519,327
        280,000   4.750%, 06/01/19 Series 2001 MBIA Insured ............     A1/AA/NR             285,558
                  Rhode Island Health & Education Building Corp.,
                     Roger Williams University
        500,000   5.125%, 11/15/11 AMBAC Insured .......................     Baa1/A/NR            509,910
      1,000,000   5.125%, 11/15/14 Series 1996 S AMBAC Insured .........     Baa1/A/NR          1,031,220
      1,000,000   5.000%, 11/15/18 Series 1996 S AMBAC Insured .........     Baa1/A/NR          1,006,640
                  Rhode Island Health & Educational Building Corp.,
                     University of Rhode Island
        300,000   5.200%, 09/15/16 Series 2000 B AMBAC Insured
                     (pre-refunded) ....................................    Baa1/A+/NR            320,709
        800,000   5.000%, 09/15/23 Series 2003 C Refunding MBIA
                     Insured ...........................................    Baa1/AA/NR            765,328
      1,200,000   4.000%, 09/15/11 Series 2005 G AMBAC Insured .........     A1/A+/NR           1,256,124
      1,200,000   4.125%, 09/15/12 Series 2005 G AMBAC Insured .........     A1/A+/NR           1,273,116
      1,200,000   4.125%, 09/15/13 Series 2005 G AMBAC Insured .........     A1/A+/NR           1,278,108
      1,000,000   4.500%, 09/15/26 Series 2005 G Refunding
                     AMBAC Insured .....................................     A1/A+/NR             905,690

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  HIGHER EDUCATION REVENUE BONDS (CONTINUED)
                  Rhode Island Health & Education Facilities
                     Authority, Providence College
$     1,000,000   4.250%, 11/01/14 Syncora Guarantee Inc. Insured ......     A2/NR/NR     $       999,440
      2,500,000   4.375%, 11/01/15 Syncora Guarantee Inc. Insured ......     A2/NR/NR           2,494,750
      2,500,000   4.500%, 11/01/16 Syncora Guarantee Inc. Insured ......     A2/NR/NR           2,490,075
      1,000,000   4.500%, 11/01/17 Syncora Guarantee Inc. Insured ......     A2/NR/NR             982,800
                                                                                          ---------------
                  Total Higher Education Revenue Bonds .................                       61,245,154
                                                                                          ---------------

                  HOUSING REVENUE BONDS (0.5%)
                  Rhode Island Housing & Mortgage Finance Corp.
                     Homeowner Opportunity
      1,000,000   3.750%, 10/01/13 Series 50-A MBIA Insured ............     A2/AA+/NR            952,900
                                                                                          ---------------

                  LEASE REVENUE BONDS (0.6%)
                  Rhode Island State Certificates of Participation
                     Kent County Court House Project
        250,000   5.000%, 10/01/22 MBIA Insured Series 2004 A ..........     A1/AA/A+             251,095
                  Rhode Island State & Providence Plantations Lease
                     Participation Certificates (Central Power Plant)
      1,000,000   4.000%, 10/01/20 Series D FSA Insured ................    Aa3/AAA/AAA           967,150
                                                                                          ---------------
                  Total Lease Revenue Bonds ............................                        1,218,245
                                                                                          ---------------

                  POLLUTION CONTROL REVENUE BONDS (3.5%)
                  Rhode Island Clean Water Finance Agency, Water
                     Pollution Control Bonds
      1,800,000    5.000%, 10/01/18 Series 2002 B MBIA Insured .........     Aaa/AA/NR          1,879,578
      4,765,000    4.375%, 10/01/21 Series 2002 B MBIA Insured .........     Aaa/AA/NR          4,693,811
                                                                                          ---------------
                  Total Pollution Control Revenue Bonds ................                        6,573,389
                                                                                          ---------------

                  WATER AND SEWER REVENUE BONDS (7.5%)
                  Bristol County, Rhode Island Water Authority
        750,000   5.250%, 07/01/17 Series 1997 A MBIA Insured ..........    Baa1/AA/NR            753,495
      1,000,000   3.500%, 12/01/13 Series 2004 Refunding A MBIA
                     Insured ...........................................    Baa1/AA/NR          1,018,500
      1,000,000   3.500%, 12/01/14 Series 2004 Refunding A MBIA
                     Insured ...........................................    Baa1/AA/NR          1,015,460

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  WATER AND SEWER REVENUE BONDS (CONTINUED)
                  Kent County, Rhode Island Water Authority
$       500,000   4.000%, 07/15/12  Series 2002 A MBIA Insured .........    Baa1/AA/NR    $       527,750
      1,055,000   4.150%, 07/15/14  Series 2002 A MBIA Insured .........    Baa1/AA/NR          1,094,214
                  Narragansett, Rhode Island Bay Commission
                     Water Authority
        365,000   5.000%, 08/01/27 MBIA Insured Series A ...............    Baa1/AA/NR            338,099
                  Rhode Island Clean Water Protection Finance
                     Agency
        300,000   5.400%, 10/01/09 1993 Series 1993 A MBIA
                     Insured ...........................................     Aaa/AA/NR            309,381
      1,250,000   5.400%, 10/01/15 1993 Series A MBIA Insured ..........     Aaa/AA/NR          1,387,162
        500,000   4.500%, 10/01/11 1993 Series B AMBAC Insured .........     Aaa/A/NR             507,930
        500,000   4.750%, 10/01/20 1999 Series A AMBAC Insured .........     Aaa/A/NR             502,125
      1,000,000   5.125%, 10/01/11 1999 Series C MBIA Insured ..........     Aaa/AA/NR          1,028,140
        500,000   4.600%, 10/01/13 Series A AMBAC Insured ..............     Aaa/A/NR             507,190
        500,000   4.750%, 10/01/14 Series A AMBAC Insured ..............     Aaa/A/NR             507,290
      2,000,000   4.750%, 10/01/18 Series A AMBAC Insured ..............     Aaa/A/NR           2,016,900
                  Rhode Island Water Resources Board Public
                     Drinking Water Protection
      1,500,000   4.000%, 03/01/14 Series 2002 MBIA Insured ............    Baa1/AA/NR          1,547,955
        405,000   4.250%, 03/01/15 Series 2002 MBIA Insured
                      (pre-refunded) ...................................    Baa1/AA/NR            435,144
        595,000   4.250%, 03/01/15 Series 2002 MBIA Insured ............    Baa1/AA/NR            610,518
                                                                                          ---------------
                  Total Water and Sewer Revenue Bonds ..................                       14,107,253
                                                                                          ---------------

                  OTHER REVENUE BONDS (2.9%)
                  Rhode Island Convention Center Authority
                     Refunding Bonds
      2,000,000   5.000%, 05/15/21 FSA Insured .........................    Aa3/AAA/AAA         2,056,880
                  Rhode Island Refunding Bond Authority State
                     Public Projects
        500,000   5.250%, 02/01/10 AMBAC Insured Series 1998 A .........     A1/AA-/A+            501,150

                                                                              RATING
   PRINCIPAL                                                               MOODY'S, S&P
    AMOUNT        REVENUE BONDS (CONTINUED)                                  OR FITCH          VALUE
---------------   ------------------------------------------------------   ------------   ---------------
                  OTHER REVENUE BONDS (CONTINUED)
                  State of Rhode Island Depositors Economic
                     Protection Corp.
$       445,000   6.550%, 08/01/10 MBIA Insured ETM ....................     A2/AA/NR     $       464,406
        500,000   6.000%, 08/01/17 Ser. 1992 B MBIA Insured ETM ........    Baa1/AA/NR            555,985
        300,000   5.800%, 08/01/09 Ser. 1993 B MBIA Insured ETM ........    Baa1/AA/NR            308,328
      1,045,000   5.250%, 08/01/21 Ser. 1993 B MBIA Insured ETM
                     (pre-refunded) ....................................    Baa1/AA/NR          1,120,334
        250,000   5.750%, 08/01/21 FSA Insured Series A ETM ............     NR/NR/NR*            290,460
        215,000   6.375%, 08/01/22 MBIA Insured Series A ETM ...........   Baa1/AA+/AAA           263,240
                                                                                          ---------------
                  Total Other Revenue Bonds ............................                        5,560,783
                                                                                          ---------------
                     Total Revenue Bonds ...............................                      110,126,529
                                                                                          ---------------
                  Total Investments (cost $181,585,990-note 4) .........       96.3%          182,160,136
                  Other assets less liabilities ........................       (3.7)            6,939,198
                                                                              -----       ---------------
                  Net Assets ...........................................      100.0%      $   189,099,334
                                                                              =====       ===============

                                                                            PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING                  PORTFOLIO +
                  ----------------------------------------                  -----------
                  Aaa of Moody's or AAA of S&P or Fitch ................       22.2%
                  Aa of Moody's or AA of S&P or Fitch ..................       48.4
                  A of Moody's or S&P or Fitch .........................       23.5
                  Baa of Moody's or BBB of S&P .........................        1.9
                  Not rated* ...........................................        4.0
                                                                              -----
                                                                              100.0%
                                                                              =====

            + Calculated using the highest rating of the three rating services.

            * Any security not rated (NR) by any of the approved  credit  rating services has been determined by the Investment Sub-Advisor to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
                 AMBAC - American Municipal Bond Assurance Corp.
                 CIFG  - CDC IXIS Financial Guaranty
                 ETM   - Escrowed to Maturity
                 FGIC  - Financial Guaranty Insurance Co.
                 FSA   - Financial Security Assurance
                 MBIA  - Municipal Bond Investors Assurance
                 NR    - Not rated

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         DECEMBER 31, 2008 (UNAUDITED)

ASSETS
   Investments at value (cost $181,585,990) ...........................................    $ 182,160,136
   Cash ...............................................................................        5,769,510
   Interest receivable ................................................................        2,219,159
   Receivable for Fund shares sold ....................................................          125,514
   Other assets .......................................................................            8,385
                                                                                           -------------
   Total assets .......................................................................      190,282,704
                                                                                           -------------
LIABILITIES
   Dividends payable ..................................................................          697,723
   Payable for Fund shares redeemed ...................................................          367,586
   Management fee payable .............................................................           29,276
   Distribution and service fees payable ..............................................           25,341
   Accrued expenses ...................................................................           63,444
                                                                                           -------------
   Total liabilities ..................................................................        1,183,370
                                                                                           -------------
NET ASSETS ............................................................................    $ 189,099,334
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $0.01 per share ............    $     183,980
   Additional paid-in capital .........................................................      189,133,344
   Net unrealized appreciation on investments (note 4) ................................          574,146
   Accumulated net realized loss on investments .......................................         (755,260)
   Distributions in excess of net investment income ...................................          (36,876)
                                                                                           -------------
                                                                                           $ 189,099,334
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 129,436,249
                                                                                           =============
   Capital shares outstanding .........................................................       12,593,200
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       10.28
                                                                                           =============
   Maximum offering price per share (100/96 of $10.28 adjusted to nearest cent) .......    $       10.71
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  10,519,863
                                                                                           =============
   Capital shares outstanding .........................................................        1,023,674
                                                                                           =============
   Net asset value and offering price per share .......................................    $       10.28
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       10.28*
                                                                                           =============
CLASS I
   Net Assets .........................................................................    $     302,044
                                                                                           =============
   Capital shares outstanding .........................................................           29,401
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.27
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  48,841,178
                                                                                           =============
   Capital shares outstanding .........................................................        4,751,721
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.28
                                                                                           =============

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                            STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Interest income ......................................                    $ 3,735,110

Expenses:
   Management fee (note 3) ..............................    $   436,240
   Distribution and service fees (note 3) ...............        143,178
   Trustees' fees and expenses (note 8) .................         70,479
   Legal fees (note 3) ..................................         52,798
   Transfer and shareholder servicing agent fees (note 3)         40,382
   Shareholders' reports and proxy statements ...........         28,109
   Fund accounting fees .................................         10,742
   Custodian fees (note 6) ..............................          9,172
   Auditing and tax fees ................................          8,412
   Registration fees and dues ...........................          7,586
   Insurance ............................................          3,810
   Chief compliance officer (note 3) ....................          2,024
   Miscellaneous ........................................         34,327
                                                             -----------
   Total expenses .......................................        847,259

   Management fee waived (note 3) .......................       (279,479)
   Expenses paid indirectly (note 6) ....................        (23,296)
                                                             -----------
   Net expenses .........................................                        544,484
                                                                             -----------
   Net investment income ................................                      3,190,626

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from securities transactions          62,445
   Change in unrealized appreciation on investments .....     (1,028,087)
                                                             -----------

   Net realized and unrealized gain (loss) on investments                       (965,642)
                                                                             -----------
   Net change in net assets resulting from operations ...                    $ 2,224,984
                                                                             ===========

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six Months Ended
                                                                December 31, 2008         Year Ended
                                                                   (unaudited)          June 30, 2008
                                                                -----------------     -----------------
OPERATIONS:
   Net investment income ...................................    $       3,190,626     $       5,593,555
   Net realized gain (loss) from securities transactions ...               62,445                89,660
   Change in unrealized appreciation on investments ........           (1,028,087)              146,976
                                                                -----------------     -----------------
      Change in net assets from operations .................            2,224,984             5,830,191
                                                                -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS (note 9):
   Class A Shares:
   Net investment income ...................................           (2,157,809)           (3,893,537)

   Class C Shares:
   Net investment income ...................................             (160,123)             (369,761)

   Class I Shares:
   Net investment income ...................................               (5,953)              (25,275)

   Class Y Shares:
   Net investment income ...................................             (911,717)           (1,438,715)
                                                                -----------------     -----------------
      Change in net assets from distributions ..............           (3,235,602)           (5,727,288)
                                                                -----------------     -----------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ...............................           21,214,346            34,062,506
   Net asset value of shares issued in connection
      with merger (note 10) ................................           18,325,315                    --
   Reinvested dividends and distributions ..................            1,181,326             2,606,015
   Cost of shares redeemed .................................          (12,980,066)          (22,421,102)
                                                                -----------------     -----------------
   Change in net assets from capital share transactions ....           27,740,921            14,247,419
                                                                -----------------     -----------------
      Change in net assets .................................           26,730,303            14,350,322

NET ASSETS:
        Beginning of period ................................          162,369,031           148,018,709
                                                                -----------------     -----------------
        End of period* .....................................    $     189,099,334     $     162,369,031
                                                                =================     =================
        * Includes distributions in excess of net investment
          income and undistributed net investment income of:    $         (36,876)    $           8,100
                                                                =================     =================

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective July 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of December 31, 2008:

      Valuation Inputs                                 Investments in Securities
      ----------------                                 -------------------------
      Level 1 - Quoted Prices .....................         $            --
      Level 2 - Other Significant Observable Inputs             182,160,136
      Level 3 - Significant Unobservable Inputs ...                      --
                                                            ---------------
      Total .......................................         $   182,160,136
                                                            ===============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on December 31, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) ACCOUNTING PRONOUNCEMENT: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 and it's impact, if any, on the Fund's financial statement disclosures.

3.  FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditor and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's average net assets.

      Citizens Investment Advisors, a department of RBS Citizens, N.A. (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the six months ended December 31, 2008, the Fund incurred management fees of $436,240 of which $279,479 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2008 through June 30, 2009 so that total Fund expenses would not exceed 0.83% for Class A Shares, 1.68% for Class C Shares, 1.05% for Class I Shares or 0.70% for Class Y Shares. A similar contractual undertaking is intended to be in place through the period ended June 30, 2010.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)  DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor"), including, but not limited to, any principal underwriter of the Fund with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2008, distribution fees on Class A Shares amounted to $86,928, of which the Distributor retained $2,061.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2008 amounted to $41,935. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2008, amounted to $13,979. The total of these payments with respect to Class C Shares amounted to $55,914, of which the Distributor retained $13,064.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.20%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended December 31, 2008, these payments were made at the average annual rate of 0.35% of such net assets amounting to $588 of which $336 related to the Plan and $252 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of intermediaries having offices within Rhode Island, with the bulk of sales commissions inuring to such intermediaries. For the six months ended December 31, 2008, total commissions on sales of Class A Shares amounted to $105,135, of which the Distributor received $9,117.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2008, the Fund incurred $52,347 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2008, purchases of securities and proceeds from the sales of securities aggregated $24,972,652 and $6,570,000, respectively.

      At December 31, 2008, the aggregate tax cost for all securities was $181,574,742. At December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,748,914 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,163,520 for a net unrealized appreciation of $585,394.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At December 31, 2008, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return (see note 11a).

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At December 31, 2008, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                      Six Months Ended
                                      December 31, 2008                     Year Ended
                                         (unaudited)                      June 30, 2008
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
Class A Shares:
   Proceeds from shares sold       1,046,547     $ 10,785,359        1,685,023     $ 17,703,105
   Shares issued in merger .       1,856,329       18,325,315               --               --
   Reinvested distributions           95,633          984,437          206,778        2,169,365
   Cost of shares redeemed .        (543,323)      (5,541,522)      (1,279,281)     (13,392,601)
                                ------------     ------------     ------------     ------------
      Net change ...........       2,455,186       24,553,589         (612,520)      (6,479,869)
                                ------------     ------------     ------------     ------------
Class C Shares:
   Proceeds from shares sold         147,800        1,530,022          242,233        2,541,616
   Reinvested distributions            5,432           55,945           12,955          135,823
   Cost of shares redeemed .        (204,732)      (2,100,628)        (534,010)      (5,606,965)
                                ------------     ------------     ------------     ------------
      Net change ...........         (51,500)        (514,661)        (278,822)      (2,929,526)
                                ------------     ------------     ------------     ------------
Class I Shares:
   Proceeds from shares sold              --               --               55              591
   Reinvested distributions              482            4,963            2,411           25,257
   Cost of shares redeemed .         (22,766)        (237,359)         (30,490)        (319,333)
                                ------------     ------------     ------------     ------------
      Net change ...........         (22,284)        (232,396)         (28,024)        (293,485)
                                ------------     ------------     ------------     ------------
Class Y Shares:
   Proceeds from shares sold         877,119        8,898,965        1,312,969       13,817,194
   Reinvested distributions           13,224          135,981           26,297          275,570
   Cost of shares redeemed .        (501,490)      (5,100,557)        (295,344)      (3,102,203)
                                ------------     ------------     ------------     ------------
      Net change ...........         388,853        3,934,389        1,043,922       10,990,561
                                ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ..................       2,770,255     $ 27,740,921        1,349,596     $ 14,247,419
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2008 there were 6 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2008 was $51,558, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended December 31, 2008, such meeting-related expenses amounted to $18,921.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $128,882 and decreased additional paid-in capital in the amount of $128,882 at June 30, 2008. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2008. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2008, the Fund had a capital loss carryover of $817,705 of which $530,992 expires on June 30, 2009, $111,495 expires on June 30, 2013, and $175,218 expires on June 30, 2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      Tax character of distributions:

                                                     Year Ended June 30,
                                                  ------------------------
                                                     2008          2007
                                                  ----------    ----------
      Net tax-exempt income                       $5,598,407    $5,334,313
      Ordinary income                                128,881       278,524
                                                  ----------    ----------
                                                  $5,727,288    $5,612,837
                                                  ==========    ==========

      As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income             $   193,529
      Accumulated net realized loss                  (817,705)
      Unrealized appreciation                       1,610,333
      Other temporary differences                    (193,529)
                                                  -----------
                                                  $   792,628
                                                  ===========

      At June 30, 2008, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums. The difference between book basis and tax basis undistributed income is due to the timing of distribution.

10. TRANSFER OF NET ASSETS TRANSACTION

      On October 17, 2008, the Fund acquired the assets and liabilities of the Ocean State Tax-Exempt Fund ("Ocean State"), pursuant to an agreement and plan of reorganization approved by the shareholders of Ocean State. Total shares issued by the Fund and total net assets of Ocean State and the Fund on the date of the transfer were as follows:

                    Shares Issued by     Total Nets Assets      Total Net Assets
Aquired Fund            the Fund           of Ocean State          of the Fund
--------------------------------------------------------------------------------
Ocean State            1,856,329           $   18,325,315        $  176,365,957

      The total net assets of the Ocean State portfolio before acquisition included unrealized appreciation of $133,026 and accumulated net realized loss of $468,864. Total net assets of the Fund immediately after the transfer were $194,691,272. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

11. RECENT DEVELOPMENT

a) INSURERS: Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

b) SUB-ADVISER DEVELOPMENT: Citizens Investment Advisors, the Sub-Adviser of the Fund, is a department of Citizens Bank, a division of RBS Citizens, N.A., a bank subsidiary of Citizens Financial Group, Inc. ("CFG"). CFG is a wholly-owned subsidiary of The Royal Bank of Scotland Group, PLC ("RBSG").

      In October, 2008 the government of the United Kingdom directed RBSG to raise 20 billion pounds of additional capital by a sale of shares. The U.K. government, through Her Majesty's Treasury ("HMT"), agreed to purchase any shares not sold in the offering, which closed on November 29,

      2008. The current owners bought only a fraction of the issue. The purchase by HMT was completed on December 1, 2008. HMT has, as a result of the transaction, acquired 57.92% of the enlarged ordinary (voting) share capital of RBSG, as well as (pound)5 billion of non-cumulative non-voting Preferences Shares in RBSG. HMT's investment is RBSG will be managed on a commercial basis by a new arm's-length company, UK Financial Investments Limited, which is wholly owned by HMT.

      These transactions have resulted in a change of control of RBSG. As a consequence of the change of control of the Sub-Adviser's corporate parent, the sub-advisory agreement has terminated by its terms.

      The Board of Trustees has accordingly authorized a new sub-advisory agreement with the same terms as the current sub-advisory agreement. The Board also authorized calling a special meeting of the shareholders of the Fund to approve the new agreement. The Sub-Adviser has advised the Fund that the above transactions will not result in any changes in the management or operations of the Sub-Adviser.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class A
                                              ----------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                  Year Ended June 30,
                                               12/31/08        -----------------------------------------------------------------
                                              (unaudited)        2008           2007          2006          2005          2004
                                               --------        --------       --------      --------      --------      --------
Net asset value, beginning of period           $  10.39        $  10.37       $  10.34      $  10.79      $  10.49      $  10.92
                                               --------        --------       --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income +                         0.19++          0.38++         0.38+         0.38+         0.40+         0.41+
   Net gain (loss) on securities
      (both realized and unrealized)              (0.11)           0.03           0.04         (0.44)         0.31         (0.42)
                                               --------        --------       --------      --------      --------      --------
   Total from investment operations                0.08            0.41           0.42         (0.06)         0.71         (0.01)
                                               --------        --------       --------      --------      --------      --------
Less distributions (note 9):
   Dividends from net investment income           (0.19)          (0.39)         (0.39)        (0.39)        (0.41)        (0.42)
                                               --------        --------       --------      --------      --------      --------
Net asset value, end of period                 $  10.28        $  10.39       $  10.37      $  10.34      $  10.79      $  10.49
                                               ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge)         0.81%*          4.00%          4.10%        (0.56)%        6.81%        (0.10)%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $129,436        $105,330       $ 98,749      $103,222      $105,910      $101,413
   Ratio of expenses to average net assets         0.63%**         0.64%          0.68%         0.67%         0.58%         0.53%
   Ratio of net investment income to
      average net assets                           3.64%**         3.63%          3.63%         3.61%         3.68%         3.82%
   Portfolio turnover rate                         3.89%*          2.87%          2.37%         7.25%         2.20%         8.61%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets         0.93%**         0.97%          1.03%         1.03%         0.96%         0.91%
   Ratio of net investment income to
      average net assets                           3.35%**         3.29%          3.28%         3.25%         3.31%         3.44%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets         0.61%**         0.63%          0.68%         0.67%         0.57%         0.52%

                                                                                     Class C
                                              ----------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                  Year Ended June 30,
                                               12/31/08        -----------------------------------------------------------------
                                              (unaudited)        2008           2007          2006          2005          2004
                                               --------        --------       --------      --------      --------      --------
Net asset value, beginning of period           $  10.39        $  10.37       $  10.34      $  10.79      $  10.48      $  10.92
                                               --------        --------       --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income +                         0.15++          0.29++         0.30+         0.29+         0.31+         0.32+
   Net gain (loss) on securities
      (both realized and unrealized)              (0.11)           0.03           0.03         (0.44)         0.31         (0.43)
                                               --------        --------       --------      --------      --------      --------
   Total from investment operations                0.04            0.32           0.33         (0.15)         0.62         (0.11)
                                               --------        --------       --------      --------      --------      --------
Less distributions (note 9):
   Dividends from net investment income           (0.15)          (0.30)         (0.30)        (0.30)        (0.31)        (0.33)
                                               --------        --------       --------      --------      --------      --------
Net asset value, end of period                 $  10.28        $  10.39       $  10.37      $  10.34      $  10.79      $  10.48
                                               ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge)         0.38%*          3.12%          3.22%        (1.40)%        6.01%        (1.04)%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $ 10,520        $ 11,169       $ 14,034      $ 16,602      $ 19,031      $ 17,901
   Ratio of expenses to average net assets         1.48%**         1.51%          1.53%         1.52%         1.43%         1.38%
   Ratio of net investment income to
      average net assets                           2.78%**         2.76%          2.78%         2.76%         2.83%         2.98%
   Portfolio turnover rate                         3.89%*          2.87%          2.37%         7.25%         2.20%         8.61%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets         1.78%**         1.82%          1.88%         1.88%         1.81%         1.76%
   Ratio of net investment income to
      average net assets                           2.48%**         2.45%          2.43%         2.40%         2.45%         2.60%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets         1.46%**         1.48%          1.53%         1.52%         1.42%         1.37%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

                   NARRAGANSETT INSURED TAX-FREE INCOME FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     Class I
                                              ----------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                  Year Ended June 30,
                                               12/31/08        -----------------------------------------------------------------
                                              (unaudited)        2008           2007          2006          2005          2004
                                               --------        --------       --------      --------      --------      --------
Net asset value, beginning of period           $  10.39        $  10.37       $  10.34      $  10.79      $  10.48      $  10.91
                                               --------        --------       --------      --------      --------      --------
Income from investment operations:
   Net investment income+                          0.18++          0.37++         0.38+         0.37+         0.39+         0.41+
   Net gain (loss) on securities (both
      realized and unrealized)                    (0.12)           0.03           0.03         (0.44)         0.32         (0.42)
                                               --------        --------       --------      --------      --------      --------
   Total from investment operations                0.06            0.40           0.41         (0.07)         0.71         (0.01)
                                               --------        --------       --------      --------      --------      --------
Less distributions (note 9):
   Dividends from net investment income           (0.18)          (0.38)         (0.38)        (0.38)        (0.40)        (0.42)
                                               --------        --------       --------      --------      --------      --------
Net asset value, end of period                 $  10.27        $  10.39       $  10.37      $  10.34      $  10.79      $  10.48
                                               ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge)         0.63%*          3.84%          3.96%        (0.67)%        6.89%        (0.12)%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $    302        $    537       $    826      $    761      $  1,098      $    790
   Ratio of expenses to average net assets         0.79%**         0.81%          0.81%         0.79%         0.58%         0.53%
   Ratio of net investment income to
      average net assets                           3.46%**         3.47%          3.50%         3.48%         3.68%         3.82%
   Portfolio turnover rate                         3.89%*          2.87%          2.37%         7.25%         2.20%         8.61%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets         1.09%**         1.12%          1.15%         1.15%         0.96%         0.91%
   Ratio of net investment income to
      average net assets                           3.16%**         3.16%          3.15%         3.12%         3.30%         3.44%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets         0.77%**         0.77%          0.80%         0.79%         0.57%         0.52%

                                                                                     Class Y
                                              ----------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                  Year Ended June 30,
                                               12/31/08        -----------------------------------------------------------------
                                              (unaudited)        2008           2007          2006          2005          2004
                                               --------        --------       --------      --------      --------      --------
Net asset value, beginning of period           $  10.39        $  10.37          10.34      $  10.79      $  10.49      $  10.92
                                               --------        --------       --------      --------      --------      --------
Income from investment operations:
   Net investment income+                          0.20++          0.40++         0.40+         0.40+         0.41+         0.43+
   Net gain (loss) on securities (both
      realized and unrealized)                    (0.11)           0.03           0.04         (0.44)         0.31         (0.43)
                                               --------        --------       --------      --------      --------      --------
   Total from investment operations                0.09            0.43           0.44         (0.04)         0.72            --
                                               --------        --------       --------      --------      --------      --------
Less distributions (note 9):
   Dividends from net investment income           (0.20)          (0.41)         (0.41)        (0.41)        (0.42)        (0.43)
                                               --------        --------       --------      --------      --------      --------
Net asset value, end of period                 $  10.28        $  10.39       $  10.37      $  10.34      $  10.79      $  10.49
                                               ========        ========       ========      ========      ========      ========
Total return (not reflecting sales charge)         0.88%*          4.16%          4.25%        (0.40)%        6.98%         0.03%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $ 48.841        $ 45,332       $ 34,409      $ 32,239      $ 27,998      $ 22,113
   Ratio of expenses to average net assets         0.49%**         0.51%          0.53%         0.52%         0.43%         0.38%
   Ratio of net investment income to
      average net assets                           3.78%**         3.75%          3.77%         3.76%         3.83%         3.97%
   Portfolio turnover rate                         3.89%*          2.87%          2.37%         7.25%         2.20%         8.61%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets         0.78%**         0.82%          0.87%         0.88%         0.81%         0.76%
   Ratio of net investment income to
      average net assets                           3.49%**         3.44%          3.43%         3.39%         3.45%         3.59%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets         0.46%**         0.47%          0.52%         0.52%         0.42%         0.37%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2008

                               ACTUAL
                            TOTAL RETURN    BEGINNING    ENDING      EXPENSES
                               WITHOUT       ACCOUNT     ACCOUNT    PAID DURING
                         SALES CHARGES(1)    VALUE       VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                         0.81%       $1,000.00   $1,008.10      $3.09
--------------------------------------------------------------------------------
Class C                         0.38%       $1,000.00   $1,003.80      $7.37
--------------------------------------------------------------------------------
Class I                         0.63%       $1,000.00   $1,006.30      $3.89
--------------------------------------------------------------------------------
Class Y                         0.88%       $1,000.00   $1,008.80      $2.33
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.61%, 1.46%, 0.77% AND 0.46% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2008

                         HYPOTHETICAL
                          ANNUALIZED     BEGINNING      ENDING       EXPENSES
                             TOTAL        ACCOUNT       ACCOUNT     PAID DURING
                            RETURN        VALUE         VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                      5.00%       $1,000.00     $1,022.13       $3.11
--------------------------------------------------------------------------------
Class C                      5.00%       $1,000.00     $1,017.85       $7.43
--------------------------------------------------------------------------------
Class I                      5.00%       $1,000.00     $1,021.32       $3.92
--------------------------------------------------------------------------------
Class Y                      5.00%       $1,000.00     $1,022.89       $2.35
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.61%, 1.46%, 0.77% AND 0.46% FOR THE TRUST'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 7, 2008. The holders of shares representing 70% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To elect Trustees.

                             Dollar Amount of Votes:
                             -----------------------
        Trustee                         For                     Withheld
        -------                         ---                     --------
        David A. Duffy                  $115,462,968            $572,995
        Diana P. Herrmann               $115,452,825            $583,128
        Willliam J. Nightingale         $115,462,968            $572,995
        John J. Partridge               $115,462,968            $572,995
        James R. Ramsey                 $115,462,968            $572,995
        Laureen L. White                $115,462,968            $572,995

2. To act on the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             Dollar Amount of Votes:
                             -----------------------
                             For             Against         Abstain
                             ---             -------         -------
                             $115,803,673    $152,010        $80,269

      A Special Meeting of Shareholders of Narragansett Insured Tax-Free Income Fund (the "Fund") was held on October 7, 2008. The holders of shares representing 55% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.    To act on a new Advisory and Administration Agreement

                             Dollar Amount of Votes:
                             -----------------------
                             For             Against         Abstain
                             ---             -------         -------
                             $88,279,203     $585,048        $2,101,105

2.    To act on a new Sub-Advisory Agreement

                             Dollar Amount of Votes:
                             -----------------------
                             For             Against         Abstain
                             ---             -------         -------
                             $88,431,424     $585,048        $1,948,885

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND

APPROVAL OF A NEW SUB-ADVISORY AGREEMENT

      Renewal until December 31, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and entry by the Manager until April 30, 2009 and, if it is approved by Fund shareholders, until December 31, 2009, into a new Sub-Advisory Agreement (the "New Sub-Advisory Agreement") between the Manager and Citizens Investment Advisors, a department of RBS Citizens, N.A. (the "Sub-Adviser"), were approved by the Board of Trustees and the independent Trustees in December, 2008. The need to approve a new Sub-Advisory Agreement as opposed to renewing the previous agreement with the Sub-Adviser arose out of the "assignment," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the previous sub-advisory agreement by virtue of a change of control of an indirect parent of the Sub-Adviser.

      At a meeting called and held for the foregoing purposes at which a majority of the independent Trustees were present in person, the following materials were considered:

      o Copies of the Advisory Agreement and the previous sub-advisory agreement;

      o     A term sheet describing the material terms of those agreements;

      o     The Annual Report of the Fund for the year ended June 30, 2008

      o A report, prepared by the Manager and provided to the Trustees for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees acted on the Advisory Agreement and the New Sub-Advisory Agreement separately, but they considered each in conjunction with the other to determine the agreements' combined effects on the Fund. Although the Trustees were called upon to approve a new Sub-Advisory Agreement, that agreement and the sub-advisory arrangement it governed were substantially identical to those previously in place; accordingly, the Trustees' deliberations closely resembled those formerly conducted in considering renewal of both the Advisory Agreement and the former Sub-Advisory Agreement. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Salvatore C. DiSanto and Jeffrey K. Hanna as co-portfolio managers for the Fund and had provided facilities for credit analysis of the Fund's portfolio securities. Messrs. DiSanto and Hanna, based in Providence, have provided local information regarding specific holdings in the Fund's portfolio. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Rhode Island in light of prevailing interest rates and local economic conditions. In addition, one or both of them have been present at all regular meetings of the Board and Shareholders.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Rhode Island state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Rhode Island state-specific municipal bond funds, the portfolio of the Fund was of higher quality, was the only fund in the state with 100% of its portfolio instruments insured or pre-refunded, and contained no securities subject to the alternative minimum tax.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and approval of the New Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and with the benchmark index. It was noted that the materials provided by the Manager indicated that compared to the two competitive Rhode Island funds, the Fund's average annual total return outperformed that of both of its peers for the one, five- and ten-year periods. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund was good in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and approval of the New Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for insured single-state funds and all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund. The Board noted that both the Manager and Sub-Adviser were currently waiving a portion of their respective fees and had been since the Fund's inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2008 through June 30, 2009 so that total Fund expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were generally lower than those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's local competitors.

      The Board further concluded that the profitability to the Manager, Sub-Adviser and Distributor did not argue against approval of the fees to be paid under the Advisory Agreement or the New Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been generally increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already generally lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that both the Manager and Sub-Adviser were currently waiving a substantial portion of their respective fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed, and the New Sub-Advisory Agreement should be approved, without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

RENEWAL OF THE ADVISORY AGREEMENT

      Based on their evaluation of all factors that they deemed to be material, including those factors described above (the "Disclosed Factors"), with no single factor being dispositive in itself, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement should be renewed for an additional term through December 31, 2009.

APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT

      On December 1, 2008, a change of control of the Sub-Adviser's indirect parent caused an "assignment" of the existing sub-advisory agreement between the Manager and the Sub-Adviser (the "Old Sub-Advisory Agreement"), resulting in termination of the Old Sub-Advisory Agreement. Accordingly, as contemplated by the applicable regulation under the 1940 Act, at the meeting referred to above the Trustees approved the New Sub-Advisory Agreement, pending approval of that agreement by the shareholders of the Fund. Under the applicable regulation, the agreement would remain effective for 150 days or until the earlier of either its termination or its approval by the

Fund's shareholders. In the event of shareholder approval, under the terms of the agreement it would then remain in effect until December 31, 2009.

      In connection with approval of the New Sub-Advisory Agreement and recommendation that the shareholders of the Fund approve it, the Trustees noted that the agreement is substantially the same as the Old Sub-Advisory Agreement except for its duration and certain additional provisions, mandated by the pertinent regulation under the 1940 Act and applicable only to the initial period of 150 days prior to the earlier of the agreement's approval by shareholders or its termination. Those provisions call for the holding of the fees due to the Sub-Adviser in an escrow account, to be disbursed as required by the regulation depending upon whether the agreement is approved by the Fund's shareholders within the 150-day period, and they also permit termination of the agreement by the Trustees or the Fund's shareholders, at any time during the 150-day period prior to shareholder approval, on 10 days' notice to the Sub-Adviser.

      The Trustees also considered a wide range of information relevant to the ongoing and future continuity of management of the Fund (the "Additional Information"), including

      *     Representations by representatives of the Sub-Adviser that

            o The change of control of its parent company was not expected to result in a change in the personnel or operations of the Sub-Adviser; and

            o The investment approach or style of the Sub-Adviser with respect to the Fund, or the services provided by it to the Fund, would not change; and

      *     The facts that

            o The change of control of the Sub-Adviser's parent company will not result in

                  * Any change to the advisory fees paid by the Fund or the Fund's total expense ratio; or

                  * A change in the costs of the services to be provided by the Sub-Adviser; and

            o The Fund has operated in compliance with its investment objective and restrictions and can be expected to continue to do so.

      Based on their evaluation of all factors that they deemed to be material, including the Disclosed Factors, with no single factor being dispositive in itself, and the Additional Information, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the New Sub-Advisory Agreement should be approved and recommended that the shareholders of the Fund vote to approve the New Sub-Advisory Agreement for an initial one-year term.

APPROVAL OF AN ADDITIONAL NEW SUB-ADVISORY AGREEMENT

      Earlier in 2008, the shareholders of the Fund had approved a new advisory and administration agreement and a new sub-advisory agreement (the "2008 Sub-Advisory Agreement"), each to take effect upon termination of the existing agreements as a result of a planned reorganization of the Manager. Because the planned reorganization had not yet been effected at the time of the December 1, 2008 change of control of the Sub-Adviser, the Board decided to ask the shareholders to ratify their earlier approval of the 2008 Sub-Advisory Agreement in light of the subsequent change of control of the Sub-Adviser. To provide for
the  possibility  of  the  Manager's   reorganization
occurring before such shareholder ratification and causing the termination of the New Sub-Advisory Agreement adopted at the December Board meeting and discussed above, the Board approved an additional sub-advisory agreement (the "Additional Sub-Advisory Agreement"), to take effect in accordance with the applicable 1940 Act regulation only if the reorganization of the Manager, which would cause termination of the New Sub-Advisory Agreement, occurred before shareholder ratification of the 2008 Sub-Advisory Agreemen

      The Additional Sub-Advisory Agreement is substantially identical to the Old Sub-Advisory Agreement, except with respect to its duration. Based on their evaluation of all factors that they deemed to be material, including the Disclosed Factors, with no single factor being dispositive in itself, and the Additional Information, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Additional New Sub-Advisory Agreement should be approved, to take effect only in the event that the reorganization of the Manager should occur prior to shareholder ratification of the 2008 Sub-Advisory Agreement and cause termination of the New Sub-Advisory Agreement.

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  CITIZENS INVESTMENT ADVISORS,
  A DEPARTMENT OF RBS CITIZENS, N. A.
  One Citizens Plaza
  Providence, Rhode Island 02903

BOARD OF TRUSTEES
  William J. Nightingale, Chair
  David A. Duffy
  Diana P. Herrmann
  John J. Partridge
  James R. Ramsey
  Laureen L. White

OFFICERS
  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio  43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
March 4, 2009


By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
March 4, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
March 4, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 4, 2009



NARRAGANSETT INSURED TAX-FREE INCOME FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.